JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

August 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust II (“Trust”) on behalf of:

the J.P. Morgan Funds listed in Appendix A (the “Funds”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 111 (Amendment No. 112 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to include the revised disclosure pursuant to the new Form N-1A for the statutory prospectuses for all share classes for the Funds. We are concurrently filing post-effective amendments to the registration statements for J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, and JPMorgan Trust I and JPMorgan Value Opportunities Fund reflecting the new disclosure.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

  /s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management

Appendix A

J.P. Morgan U.S. Equity Funds:

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

J.P. Morgan Investor Funds

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund